S000006723 [Member] Annual Fund Operating Expenses - Limited Maturity Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Limited Maturity Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.74%	[2]

[1]
Other expenses for the Fund have been restated to exclude fees recaptured pursuant to the Fund’s expense limitation arrangements. Recoupment amounts for the fiscal year ended December 31, 2025 would have totaled 0.01%.

[2]
Penn Mutual and the Adviser (each defined herein) have contractually agreed to waive a portion of their fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Operating Expenses from exceeding 0.74% of average daily net assets (excluding nonrecurring account fees, fees on portfolio transactions, such as exchange fees, dividends and interest on securities sold short, acquired fund fees and expenses, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of the Fund’s business) through April 30, 2027. The agreement may be terminated prior to April 30, 2027 only by a majority vote of the Company’s Board of Directors for any reason and at any time. Under this agreement, to the extent Penn Mutual and the Adviser do not have an obligation to waive fees and/or reimburse expenses of the Fund (e.g., the Fund is operating at or below its expense limitation), Penn Mutual and the Adviser may seek reimbursement from the Fund for amounts previously waived or reimbursed by Penn Mutual and the Adviser, if any, during the Fund’s preceding three years, but limited to the lesser of (1) the expense cap in effect at the time of the waiver or reimbursement and (2) the expense cap in effect at the time of recapture. Penn Mutual and the Adviser, however, shall not be entitled to any reimbursement that would cause the Fund to exceed its expense limitation.